Class A Common Stock Subject to Possible Redemption - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 Vote	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 $ / shares shares
Class A Common Stock Subject to Possible Redemption
Class A common stock subject to possible redemption, shares authorized | shares		400,000,000
Class A common stock subject to possible redemption, par value (in dollars per share) | $ / shares		$ 0.0001
Class A common stock subject to possible redemption, votes per share | Vote	1	1
Class A common stock subject to possible redemption, shares outstanding | shares		42,500,000	42,500,000
Class A common stock subject to possible redemption, price per share | $ / shares		$ 10.11	$ 10.00
Trust proceeds | $		$ 429,747,193